Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Trade payables	$ 47,503	$ 36,566
Accrued compensation and benefits	33,924	35,844
Accrued student obligations	4,580	4,284
Real estate liabilities	751	5,156
Other	4,070	4,129
Accounts payable and accrued liabilities	$ 90,828	$ 85,979